Deferred Charges	12 Months Ended
Dec. 31, 2014
Deferred Costs [Abstract]
Deferred Charges
8.	Deferred Charges

	Dry Docking Costs– Non Current	Special Survey Costs – Non Current	Financing Costs- Current	Total
December 31, 2011	$531	$355	$330	$1,216
Additions	—	—	3,303	3,303
Write-offs	—	—	(191)	(191)
Vessels held for sale	112	189	—	301
Amortization	(628)	(360)	(555)	(1,543)
December 31, 2012	$15	$184	$2,887	$3,086
Additions	167	—	—	167
Write-offs	—	—	(939)	(939)
Vessels held for sale	—	—	—	—
Amortization	(16)	(184)	(904)	(1,104)
December 31, 2013	$166	$—	$1,044	$1,210
Additions	—	—	—	—
Write-offs	(166)	—	(801)	(967)
Amortization	-	-	(226)	(226)
December 31, 2014	$-	$-	$16	$16

As of December 31, 2014, the unamortized deferred amendment and restructuring fee of $801 related to the Credit Suisse loan facility, was written off, as a result of the Company’s Settlement Agreement with Credit Suisse and the relative Waiver of Debt and Deed of Release and Reassignment in May 2014.

As of December 31, 2013, the unamortized deferred amendment and restructuring fees of $939 related to the Deutsche Bank loan facilities, were expensed, since Deutsche Bank, in accordance with the Settlement Agreement, forgave the outstanding indebtedness and overdue interest owed by the Company of approximately $30 million in total and released all collateral associated with the loan, including the lifting of the mortgages over the M/V Free Knight and the M/V Free Maverick. The net balance of $166 was fully expensed as of December 31, 2014.

Additions to financing costs in 2012 related to the amendment and restructuring fees of $1,823 and $1,480, concerning the Credit Suisse and Deutsche Bank loan facilities, respectively, both due and payable on the earlier of March 31, 2014, the date of a voluntary prepayment, or the date the loan facilities become due or are repaid in full. Additions to deferred dry-docking and special survey costs in 2011 related to the dry docking and special survey of the M/V Free Maverick.

Unamortized deferred financing fees of $191 related to the Credit Suisse and Deutsche Bank loan facilities, were written off due to the amended and restated facilities the Company entered with Credit Suisse and Deutsche Bank Nederland, on May 31, 2012 and September 7, 2012, respectively.